2011 PRIVATE PLACEMENT	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
2011 Pivate Placement

On May 16, 2011, the Company raised aggregate gross proceeds of approximately $2,624,235 pursuant to the Private Placement. The Company entered into subscription agreements for the sale and issuance of an aggregate of 1,354,500 shares of its common stock, par value $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value $.001 per share for a purchase price of $0.83 per share. Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation. The Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33.

Burnham Hill Partners LLC and Monarch Capital Group, LLC served as the placement agents in connection with the Private Placement. Burnham Hill Partners LLC received cash fees of $206,346 and 411,271 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83. Monarch Capital Group, LLC received cash fees of $21,350 and 38,236 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83.

In addition on May 16, 2011, the Company converted $367,000 of deferred compensation to certain officers and directors of FPI into 597,904 shares of common stock and 155,012 warrants to purchase shares of the Company’s common stock. The conversion price was equal to the per share purchase price paid by the Investors in the Private Placement.

Additionally, on May 16, 2011, the Company had an automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of certain convertible promissory notes issued by FPI with an outstanding balance of $614,118 for 813,984 shares of the Company’s common stock and 284,894 warrants to purchase shares of the Company’s common stock.

All of the Investors represented that they were “accredited investors,” as that term is defined in Rule 501(a) of Regulation D under the Securities Act, and the sale of the securities was made in reliance on exemptions provided by Regulation D and Section 4(2) of the Securities Act of 1933, as amended.

In connection with the closing of the Private Placement, the Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review and within 180 days of the closing if the registration statement is subject to a full review. The Company filed a registration statement with the SEC on July 18, 2011.

On June 21, 2011, the Company completed an additional closing of the 2011 Private Placement. In connection with this closing, the Company sold an aggregate of 1,976,351 shares of the Company’s common stock and 691,722 warrants to purchase the Company’s common stock. The Company received net proceeds of approximately $1,458,107 after payment of an aggregate of $88,064 of commissions to the placement agents and $44,200 in legal fees. $50,000 of the gross proceeds from this closing were not received by the company as of June 30, 2011 and are therefore held included in the accompanying consolidated balance sheet as subscriptions receivable. The Company received net proceeds of approximately $38,760 after payment of $11,330 in legal fees. In connection with this closing, the Company also issued warrants to purchase 197,635 shares of common stock to the placement agents as additional compensation for their services.

On June 30, 2011, the Company completed an additional closing of the 2011 Private Placement. In connection with this closing, the Company sold an aggregate of 259,337 shares of the Company’s common stock and 90,768 warrants to purchase the Company’s common stock. The Company received net proceeds of approximately $180,083 after payment of an aggregate of $18,568 of commissions to the placement agents and $16,559 in legal fees. The gross proceeds from this closing were not received by the Company as of June 30, 2011 and are therefore included in the accompanying consolidated balance sheet as subscriptions receivable. In connection with this closing, the Company also issued warrants to purchase 25,934 shares of common stock to the placement agents as additional compensation for its services.

As of June 30, 2011, the Company raised aggregate gross proceeds of $4,479,865 pursuant to the 2011 Private Placement.